PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9: — PROPERTY AND EQUIPMENT, NET

December 31, 2021:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2021	$523	$286	$950	$1,759
Initially consolidated company	4	—	—	4
Additions	176	2	3	181
Deductions	(47)	—	—	(47)
Balance at December 31, 2021	656	288	953	1,897
Accumulated depreciation:
Balance at January 1, 2021	381	174	459	1,014
Additions	90	21	115	226
Deductions	(45)	—	—	(45)
Balance at December 31, 2021	426	195	574	1,195
Depreciated cost at December 31, 2021	$230	$93	$379	$702

December 31, 2020:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2020	$520	$280	$944	$1,744
Additions	44	6	6	56
Deductions	(41)	—	—	(41)
Balance at December 31, 2020	523	286	950	1,759
Accumulated depreciation:
Balance at January 1, 2020	325	114	315	754
Additions	84	60	144	288
Deductions	(28)	—	—	(28)
Balance at December 31, 2020	381	174	459	1,014
Depreciated cost at December 31, 2020	$142	$112	$491	$745